CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Allowance for doubtful account (in dollars)	$ 2,316		$ 5,066
Ordinary shares, par value (in NIS per share)		1		1
Ordinary shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, shares issued	15,297,402	15,297,402	15,287,402	15,287,402
Ordinary shares, shares outstanding	14,728,782	14,728,782	14,718,782	14,718,782
Treasury stock, shares	568,620	568,620	568,620	568,620